Net Debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 2,772	$ 3,267
Cash flows	629	(245)
Exchange adjustment	125	(244)
Other	27	(6)
Ending balance	3,553	2,772
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	427	419
Cash flows	(28)	(36)
Exchange adjustment	2	(4)
Other	25	48
Ending balance	426	427
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	4	62
Other	16	(58)
Ending balance	20	4
Currency forwards [member]
Disclosure of detailed information about borrowings [line items]
Other	(15)
Ending balance	(15)
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		233
Cash flows		(209)
Exchange adjustment		(24)
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	534	565
Exchange adjustment	20	(32)
Other	1	1
Ending balance	555	534
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	365	408
Exchange adjustment	22	(45)
Other		2
Ending balance	387	365
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	423	473
Exchange adjustment	25	(50)
Other	1
Ending balance	449	423
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	539	570
Exchange adjustment	20	(32)
Other		1
Ending balance	559	539
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	480	537
Exchange adjustment	28	(57)
Other	1
Ending balance	509	480
EUR600m 4.375% bonds 2029 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Cash flows	657
Exchange adjustment	8
Other	(2)
Ending balance	663	0
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,768	3,205
Cash flows	629	(245)
Exchange adjustment	125	(244)
Other	26	52
Ending balance	$ 3,548	$ 2,768